Label	Element	Value
Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	$ 385,025,000
Later than one year and not later than three years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	34,390,000
Not later than one year [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	246,192,000
Later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	79,635,000
Later than three years and not later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	24,808,000
Reserve For Change In Fair Value [Member]
Comprehensive Income, Excluding Certain Amounts Through Profit Or Loss	acb_ComprehensiveIncomeExcludingCertainAmountsThroughProfitOrLoss	(2,067,000)
Reserve For Share Of Other Comprehensive Income Or Loss From Associates [Member]
Comprehensive Income, Excluding Certain Amounts Through Profit Or Loss	acb_ComprehensiveIncomeExcludingCertainAmountsThroughProfitOrLoss	(2,000)
Reserve Of Compensation Options And Warrants [Member]
Value Of Shares Released For Earn Out Payments	acb_ValueOfSharesReleasedForEarnOutPayments	0
Non-controlling interests [member]
Comprehensive Income, Excluding Certain Amounts Through Profit Or Loss	acb_ComprehensiveIncomeExcludingCertainAmountsThroughProfitOrLoss	(355,000)
Other reserves [member]
Increase (decrease) through share-based payment transactions, equity	ifrs-full_IncreaseDecreaseThroughSharebasedPaymentTransactions	13,757,000	[1]
Value Of Shares Released For Earn Out Payments	acb_ValueOfSharesReleasedForEarnOutPayments	0
Issued capital [member]
Increase (Decrease) Through Shares Issued For Equity Financings	acb_IncreaseDecreaseThroughSharesIssuedForEquityFinancings	(326,446,000)
Value Of Shares Released For Earn Out Payments	acb_ValueOfSharesReleasedForEarnOutPayments	$ 1,000,000
Number Of Shares Returned To Treasury	acb_NumberOfSharesReturnedToTreasury	(97,009)
Share Issue Related Cost, Deferred Tax	acb_ShareIssueRelatedCostDeferredTax	$ (2,193,000)
Reserve of exchange differences on translation [member]
Comprehensive Income, Excluding Certain Amounts Through Profit Or Loss	acb_ComprehensiveIncomeExcludingCertainAmountsThroughProfitOrLoss	(2,641,000)
Reserve of share-based payments [member]
Increase (decrease) through share-based payment transactions, equity	ifrs-full_IncreaseDecreaseThroughSharebasedPaymentTransactions	13,757,000	[1]
Accumulated other comprehensive income [member]
Comprehensive Income, Excluding Certain Amounts Through Profit Or Loss	acb_ComprehensiveIncomeExcludingCertainAmountsThroughProfitOrLoss	(4,710,000)
Retained earnings [member]
Comprehensive Income, Excluding Certain Amounts Through Profit Or Loss	acb_ComprehensiveIncomeExcludingCertainAmountsThroughProfitOrLoss	(1,717,624,000)
Convertible Notes and Interest [Member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	148,451,000
Convertible Notes and Interest [Member] | Later than one year and not later than three years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Convertible Notes and Interest [Member] | Not later than one year [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	148,451,000
Convertible Notes and Interest [Member] | Later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Convertible Notes and Interest [Member] | Later than three years and not later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Accounts Payable And Accrued Liabilities1 [Member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	75,825,000
Accounts Payable And Accrued Liabilities1 [Member] | Later than one year and not later than three years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Accounts Payable And Accrued Liabilities1 [Member] | Not later than one year [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	75,825,000
Accounts Payable And Accrued Liabilities1 [Member] | Later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Accounts Payable And Accrued Liabilities1 [Member] | Later than three years and not later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Loans And Borrowings [Member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	45,734,000
Loans And Borrowings [Member] | Later than one year and not later than three years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	2,636,000
Loans And Borrowings [Member] | Not later than one year [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	9,571,000
Loans And Borrowings [Member] | Later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	26,769,000
Loans And Borrowings [Member] | Later than three years and not later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	6,758,000
Contingent Consideration Payable [Member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	12,487,000
Contingent Consideration Payable [Member] | Later than one year and not later than three years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	9,942,000
Contingent Consideration Payable [Member] | Not later than one year [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Contingent Consideration Payable [Member] | Later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Contingent Consideration Payable [Member] | Later than three years and not later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	2,545,000
Business Acquisition Retention Payments [Member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	3,797,000
Business Acquisition Retention Payments [Member] | Later than one year and not later than three years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Business Acquisition Retention Payments [Member] | Not later than one year [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	3,797,000
Business Acquisition Retention Payments [Member] | Later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Business Acquisition Retention Payments [Member] | Later than three years and not later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	0
Lease liabilities [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	98,731,000
Lease liabilities [member] | Later than one year and not later than three years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	21,812,000
Lease liabilities [member] | Not later than one year [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	8,548,000
Lease liabilities [member] | Later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	52,866,000
Lease liabilities [member] | Later than three years and not later than five years [member] | Liquidity risk [member]
Financial Liabilities, Undiscounted	acb_FinancialLiabilitiesUndiscounted	$ 15,505,000

[1]	Included in share-based compensation is nil relating to milestone payments for the nine months ended March 31, 2023 (year ended June 30, 2022 - $0.5 million).